DISPOSAL GROUP HELD FOR SALE	12 Months Ended
Dec. 31, 2013
DISPOSAL GROUP HELD FOR SALE [Abstract]
DISPOSAL GROUP HELD FOR SALE

NOTE 4 - DISPOSAL GROUP HELD FOR SALE

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The Company,  as part of an agreement dated September 7, 2012,  acquired certain oil and gas mineral  interest,  including five (5) producing  wells,  located in

Weld county Colorado.  The Company  determined that these mineral interests were considered  a Disposal  Group Held for Sale as set forth in Topic 205 of the ASC and  therefore,  the Company at December  31, 2012  recorded  the  property as a separate asset in the amount of $1,472,521  [net of $5,658 in  amortization]  on the balance sheet.  Effective January 1, 2013, the Company sold these properties for  $1,600,000 in cash and recorded in the statement of operations for the year ended  December  31, 2013 a gain on the sale of assets in the amount of $143,608 under discontinued operations.

In addition and as part of the sale,  the  purchasers of the property  deposited with the Company  $400,000 to be used  towards the AFE costs in the  drilling of future oil and gas wells.  At  December  31,  2013,  the Company  owes  $400,000 including $209,520 due to a member of the Board of Directors.